Balances and Transactions with Interested and Related Parties - Schedule of Transactions with Interested and Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	$ 3,902	$ 1,693
Total	3,902	1,693
Controlling shareholder [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses
Total
Key management personnel [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	1,575	1,068
Total	1,575	1,068
Other interested and related parties [Member]
Schedule of Transactions with Interested and Related Parties [Line Items]
General and administrative expenses	2,327	625
Total	$ 2,327	$ 625